Stockholders' equity - Summary of Cost of Shares Purchased and Average Cost of Treasury Shares and Market Price (Detail) - R$ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Average cost		R$ 24.70
Market price per share	R$ 30.05	25.12
Ordinary shares [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Cost per share		24.70
Ordinary shares [member] | Weighted average [member]
Disclosure of classes of share capital [line items]
Cost per share		24.70
Ordinary shares [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Cost per share		24.70
Preference shares [member]
Disclosure of classes of share capital [line items]
Average cost	21.76	20.60
Market price per share	35.50	28.38
Preference shares [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Cost per share	37.45	22.32
Preference shares [member] | Weighted average [member]
Disclosure of classes of share capital [line items]
Cost per share	38.95	24.16
Preference shares [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Cost per share	R$ 40.06	R$ 25.70